Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Outstanding Debt $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Outstanding Debt [Abstract]
Within 1 year	$ 6,651
Between 1 and 2 years	6,895
Between 2 and 3 years	13,592
Between 3 and 4 years	2,478
Total	$ 29,616